Schedule of ROU assets and lease liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease assets	$ 9,412	$ 6,428
Current operating lease liabilities	1,985	1,638
Non-current operating lease liabilities	7,596	4,852
Total Operating lease liabilities	$ 9,581	$ 6,490